Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net, consists of the following:
	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
Accounts receivable	317,862	461,017	58,872
Less: allowance for doubtful accounts	(313,362)	(213,362)	(27,246)
Accounts receivable, net	4,500	247,655	31,626

Schedule of Allowance for Doubtful Accounts	The following table presents movement in allowance for doubtful accounts:
	(Predecessor)		(Successor)
	As of September 30,
	2021	2022	2023
	HK$	HK$	HK$
Balance at beginning of the year	—	—	313,362
Additions	—	313,362	—
Reversal	—	—	(100,000)
Balance at end of the year	—	313,362	213,362